Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Sep. 07, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 10, 2020
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, business combination	$ 129,772				$ 129,772
Amortization expense	$ 129,772	$ 9,800	$ 7,600	$ 7,000	$ 8,900	$ 33,400	$ 26,300
Sportzcast [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, business combination						1,800		$ 1,800
Oppia [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired, business combination						$ 300